Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust II
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018
Columbia Beyond BRICs ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF COLUMBIA BEYOND BRICS ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Beyond BRICs ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Beyond BRICs Index (the Index).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in the example.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect current management fee rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not shares are redeemed), and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Investors may pay brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in the example. The example also does not include transaction fees on purchases and redemptions of Creation Units (defined below) because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the performance of the Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

Under normal circumstances, the Fund will invest at least 80% of its net assets in companies included in the Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines companies from “Beyond BRICs” countries as companies in developing market countries that are included in the Index at the time of purchase. The Fund defines “developing market” countries as those that are in frontier market countries (i.e., those that are in the early stages of their economic development) and emerging market countries (i.e., those that are in the intermediate stages of their economic development), and included in the “Advanced Emerging,” “Secondary Emerging” or “Frontier” category of FTSE International Limited’s (FTSE) Country Classification System. Because the Index is “Beyond BRICs,” it excludes companies domiciled in Brazil, Russia, India and China (BRIC countries), and it also excludes companies domiciled in Taiwan, while the Fund also excludes Argentina. The Fund may invest in small capitalization (small cap) companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. dollar.

The Index is a market capitalization-weighted index designed to represent the performance of a diversified basket of 90 companies in emerging and frontier markets, as defined by FTSE’s Country Classification System, excluding BRIC countries and Taiwan. The Index has 75% exposure to emerging markets and 25% exposure to frontier markets at rebalance. The market capitalization of Index constituents as of June 30, 2018 ranged from approximately U.S. $335 million to U.S. $111.4 billion. Market capitalization weighting means each component security is weighted by the issuer’s market capitalization relative to the overall capitalization of the Index.

The Fund intends to replicate the constituent securities of the Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Index, but may not track the Index with the same degree of accuracy as would an investment vehicle replicating the entire Index.

		The Fund will invest in specific countries or geographic regions to approximately the same extent as the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. As of March 31, 2018, the Index (and therefore the Fund) was concentrated in the financial services sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined below) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

Concentration Risk. The Fund will concentrate its investments in companies conducting business in a related group of industries within a sector(s) to approximately the same extent as the Index. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Correlation/Tracking Error Risk. The Fund's value will generally decline when the performance of the Index declines. A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund also bears management and other expenses and transaction costs in trading securities or other instruments, which the Index does not bear. Accordingly, the Fund's performance will likely fail to match the performance of the Index, after taking expenses into account. It is not possible to invest directly in an index.

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in such country's currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund. To the extent that the exchange price of a depositary receipt differs from the local price of the underlying security used by the Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of the Index.

Early Close/Late Close/Trading Halt Risk.  An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell these securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may incur substantial trading losses and/or may be prevented from sufficiently tracking the performance of the Index.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war and terrorism), occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. Additionally, the Fund’s foreign investments may trade in markets that may not be open on the same day or at the same time as the Fund, or foreign markets may close after the Fund has calculated its NAV for a given business day, which may cause a difference in the market price of such foreign securities and the value attributed to such securities by the Fund resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging market countries (which themselves have increased investment risk relative to more developed market countries) and, as a result, the Fund’s exposure to the risks associated with investing in emerging market countries are magnified when the Fund invests in frontier market countries. Increased risks include: the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist and similar measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Geographic Focus Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.

Index Methodology Risk. The Fund seeks performance that corresponds to the performance of the Index. There is no guarantee or assurance that the Index will achieve high, or even positive, returns. The Index may underperform more traditional indices. The Fund could lose value while other indices or measures of market performance increase in value or performance. In addition, the Fund may be subject to the risk that the index provider may not follow its stated methodology for construction of the Index and/or achieve the index provider’s intended performance objective. Errors may result in a negative performance impact to the Fund and its shareholders.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Limitations of Intraday Indicative Value (IIV) Risk. The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of portfolio securities every 15 seconds (the ‘‘intraday indicative value’’ or ‘‘IIV’’). The IIV should not be viewed as a ‘‘real-time’’ update of the NAV per share of the Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day, (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the published basket of portfolio securities and not on the Fund’s actual holdings. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s shares. For example, if the Fund fair values portfolio securities, the Fund’s NAV may deviate from the approximate per share value of the Fund’s published basket of portfolio securities (i.e., the IIV), which could result in the market prices for Fund shares deviating from NAV. The Fund, the Investment Manager and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, the Investment Manager and their affiliates do not make any warranty as to the accuracy of these calculations.

Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. Certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions of creation units, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at fair prices, preventing the Fund from tracking the Index.  Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets. In addition, in stressed market conditions, the market for Fund shares may become less liquid. Deterioration in the liquidity of Fund shares may adversely impact the liquidity of the Fund's underlying portfolio securities. These adverse impacts on the liquidity of Fund shares and on the liquidity of the Fund's underlying portfolio securities could in turn lead to differences between the market price of Fund shares and the underlying value of those shares.

Market Price Relative to NAV Risk. Shares of the Fund may trade at prices that vary from Fund NAV. Shares of the Fund are listed for trading on the Exchange and are bought and sold in the secondary market at market prices that may differ, in some cases significantly, from their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in response to changes in NAV, as well as the relative supply of, and demand for, Fund shares on the Exchange. The Investment Manager cannot predict whether Fund shares will trade below, at or above their NAV. Price differences may result because of, among other factors, supply and demand forces in the secondary trading market for Fund shares. It is expected that these forces generally will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings. In this connection, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Different investment strategies or techniques, including those intended to be defensive in nature, including, as examples, stop loss orders to sell an ETF’s shares in the secondary market during negative market events or conditions, such as a “flash crash” or other market disruptions may not work as intended and may produce significant losses to investors. Investors should consult their financial intermediary prior to using any such investment strategies or techniques, or before investing in the Fund.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods.

Passive Investment Risk. The Fund is not "actively" managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the Index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector, including the financial services sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Financial Services Sector. The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

		Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 888.800.4347 or visiting columbiathreadneedleetf.com/emergingmarkets.

		Columbia Management has been the Fund’s investment manager since September 1, 2016.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.800.4347
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedleetf.com/emergingmarkets
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2016 7.28% Worst 3rd Quarter 2015 -17.05%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Columbia Beyond BRICs ETF | Columbia Beyond BRICs ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.59%	[1],[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	$ 61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	750
1 year	rr_ExpenseExampleNoRedemptionYear01	61
3 years	rr_ExpenseExampleNoRedemptionYear03	192
5 years	rr_ExpenseExampleNoRedemptionYear05	335
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 750
2013	rr_AnnualReturn2013	(3.83%)	[3]
2014	rr_AnnualReturn2014	(0.90%)	[3]
2015	rr_AnnualReturn2015	(22.80%)	[3]
2016	rr_AnnualReturn2016	5.29%	[3]
2017	rr_AnnualReturn2017	27.40%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.05%)
1 Year	rr_AverageAnnualReturnYear01	27.40%	[4]
5 Years	rr_AverageAnnualReturnYear05	(0.26%)	[4]
Life of Fund	rr_AverageAnnualReturnSinceInception	1.07%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 2012	[4]
Columbia Beyond BRICs ETF | returns after taxes on distributions | Columbia Beyond BRICs ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%	[4]
5 Years	rr_AverageAnnualReturnYear05	(0.69%)	[4]
Life of Fund	rr_AverageAnnualReturnSinceInception	0.65%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 2012	[4]
Columbia Beyond BRICs ETF | returns after taxes on distributions and sale of Fund shares | Columbia Beyond BRICs ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.41%	[4]
5 Years	rr_AverageAnnualReturnYear05	(0.14%)	[4]
Life of Fund	rr_AverageAnnualReturnSinceInception	0.89%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 2012	[4]
Columbia Beyond BRICs ETF | Underlying Combined Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.84%	[5]
5 Years	rr_AverageAnnualReturnYear05	1.48%	[5]
Life of Fund	rr_AverageAnnualReturnSinceInception	2.87%	[5]

[1]	Management fees have been restated to reflect current management fee rates.
[2]	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II (the Trust) on behalf of the Fund, Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund other than taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
[3]	Year to Date return as of June 30, 2018: -6.26%
[4]	At NAV
[5]	The Underlying Combined Index reflects the Indxx Beyond BRICs Index through October 25, 2013 and the FTSE Beyond BRICs Net of Tax Index USD thereafter.